Consolidated Balance Sheets (Restated) (Parentheticals) (USD $)	Dec. 31, 2013	Jul. 30, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series F Preferred Stock [Member]	May 09, 2013 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	25,000,000		25,000,000
Preferred Stock, shares issued				0	37,500	0		3,721,036	687,500	0
Preferred Stock, shares outstanding				0	37,500	0		3,721,036	687,500	0
Preferred stock, shares to be issued						165,105	194,920	194,920
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	250,000,000		250,000,000
Common stock, shares issued	22,453,773		0
Common stock, shares outstanding	22,453,773	178,224	0
Common stock, shares to be issued	265,265		0